Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 92	$ (458)
Comprehensive income (loss) attributable to noncontrolling interests	2	2
Comprehensive income (loss) attributable to CNH Industrial N.V.	90	(460)
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	90	(460)
Comprehensive income (loss) attributable to CNH Industrial N.V.	90	(460)
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	20	52
Comprehensive income (loss) attributable to CNH Industrial N.V.	20	52
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	148	254
Comprehensive income (loss) attributable to CNH Industrial N.V.	148	254
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	65	(201)
Comprehensive income (loss) attributable to noncontrolling interests	2	2
Comprehensive income (loss) attributable to CNH Industrial N.V.	63	(203)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(231)	(103)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (231)	$ (103)